BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Dec. 20, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 22, 2016 USD ($)	Oct. 30, 2015 USD ($)
Share price | $ / shares		$ 20.00
Payments on long-term debt | $		$ 34,000	$ 36,334	$ 298,000	$ 107,000
Maximum borrowing capacity | $						$ 215,000	$ 355,000
Revolving line of credit
Maximum borrowing capacity | $	$ 100,000						$ 250,000
Predecessor
Ratio	10.3583
Common units issued	16,100,000
Class A-1 common stock
Par value | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock issued		0		16,100,000	0
Class A-1 common stock | Private Placement
Issuance of shares for intial public offering (in shares)	16,100,000
Share price | $ / shares	$ 20.00
Class A common stock
Issuance of shares for intial public offering (in shares)		10,005,000
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Common stock issued		30,468,249		3,802,972	0
Class B common stock
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Common stock issued		38,462,541		38,462,541	0
Legacy Owner Holdco | Class B common stock | Private Placement
Common units issued	38,462,541
Contributing Legacy Owners | Class A common stock | Predecessor
Common units issued	3,802,972
Common stock issued	3,802,972